Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Examination, Description			tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.		tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	2,737,500		2,737,500		1,631,250	1,631,250	1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					2,540,000	300,000	300,000
Common Stock, Par or Stated Value Per Share	$ 0.000001		$ 0.000001		$ 0.000001	$ 0.000001
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			3,495,625	4,852,250	4,171,250	1,931,250
Advertising Expense			$ 257,129	$ 324,546	$ 490,403	$ 765,441
Impairment of Long-Lived Assets to be Disposed of						0
Research and Development Expense	$ 46,500		$ 106,766			$ 13,500
Series B Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued			750,000
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	2,737,500	1,631,250	2,737,500	1,631,250	1,631,250	1,631,250
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	758,125	3,221,000	758,125	3,221,000	2,540,000	300,000